Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of fair value measurement
2020

Opening balance	$-
Issuance of convertible loan	50,000,000
Loss on change in fair value of convertible loan	15,258,333
Conversion of convertible loan	(65,258,333)
Total	$-

Schedule of property and equipment, net
Useful Life
Office equipment, fixtures and furniture	3-10 years
Automobiles	5-8 years
Capitalized development costs and software acquired	5-10 years
Computer equipment	5 years